Loan Payable - Schedule of Company’s Loans (Details) - Loans Payable [Member] - USD ($)		9 Months Ended		12 Months Ended
		Dec. 31, 2024		Mar. 31, 2024		Mar. 31, 2023
Schedule of Company’s Loans [Line Items]
Total loan payables		$ 7,099,795		$ 1,626,059		$ 1,135,452
Current portion of loan payables				(1,213,242)		(412,224)
Long-term loan payables				$ 412,817		723,228
Flushing Bank [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[1]			Jun. 01, 2027
Total loan payables	[1]					435,537
Chase Bank [Member]
Schedule of Company’s Loans [Line Items]
Due Date		Oct. 25, 2027	[2]	Oct. 25, 2027	[3]
Total loan payables			[2]	$ 176,366	[2],[3]	214,529	[3]
Chase Bank One [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[4]			Jan. 12, 2028
Total loan payables	[4]			$ 56,580		68,051
Chase Bank Two [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[5]			Sep. 28, 2028
Total loan payables	[5]			$ 221,197
Xuper Funding [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[6],[7]			May 01, 2023
Total loan payables	[6],[7]					259,072
Leaf Capital Funding, LLC [Member]
Schedule of Company’s Loans [Line Items]
Due Date		Sep. 30, 2027	[8]	Sep. 30, 2027	[9]
Total loan payables		$ 37,759	[8]	$ 46,856	[8],[9]	58,263	[9]
Sinoelite Corp [Member]
Schedule of Company’s Loans [Line Items]
Due Date		Apr. 03, 2024	[10]	Apr. 03, 2024	[11]
Total loan payables			[10]	$ 100,000	[11]	100,000	[11]
Automobile Loan – Honda [Member]
Schedule of Company’s Loans [Line Items]
Due Date		Jun. 25, 2027	[12]	Jun. 25, 2027	[13]
Total loan payables		$ 22,506	[12]	$ 28,833	[12],[13]		[13]
Bank of Hope [Member]
Schedule of Company’s Loans [Line Items]
Due Date		Sep. 15, 2024	[14]	Sep. 15, 2024	[15]
Total loan payables			[14]	$ 391,227	[14],[15]		[15]
Bank of Hope One [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[15]			Sep. 22, 2024
Total loan payables	[15]			$ 400,000
Bank of Hope Two [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[15]			Dec. 12, 2024
Total loan payables	[15]			$ 205,000

[1]	On June 14, 2022, Ctate (now merged into Fly E-Bike, Inc.) obtained a five-year long-term loan of $500,000 from Flushing Bank with an annual interest rate of 7%. The collateral provided includes all of Ctate’s inventory, accounts, notes, machinery, equipment, fixtures and other products, and any proceeds and products generated from these items in any form. On September 20, 2023, the Company paid off this loan in full.
[2]	On October 25, 2022, the Company’s subsidiary, Universe King Corp. obtained a five-year long-term loan of $230,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 10.35%. Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Universe King Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its right, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. On August 9, 2024, the Company paid off this loan in full.
[3]	On October 25, 2022, the Company’s subsidiary, Universe King Corp. obtained a five-year long-term loan of $230,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 10.35%. Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Universe King Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its right, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. From April 1 to June 26, 2024, the Company paid $9,888 on principal and interest of the loan.
[4]	On January 12, 2023, the Company’s subsidiary, Arfy Corp. obtained a five-year long-term loan of $70,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 9.8%. Mr. Tong Chen, an original stockholder of the Company, provided a guarantee on this loan. To secure payment and performance of the liabilities, Arfy Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its right, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. From April 1 to June 26, 2024, the Company paid $4,455 on principal and interest of the loan.
[5]	On October 2, 2023, the Company’s subsidiary, Fly14 Corp. obtained a five-year long-term loan of $240,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 10.40%. To secure payment and performance of the liabilities, Fly14 Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its right, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. From April 1 to June 26, 2024, the Company paid $10,329 on principal and interest of the loan.
[6]	On February 23, 2023, Fly E-Bike, Inc. obtained a seven-month short-term loan of $100,000 from Xuper Funding with an annual interest rate of 54%. On May 1, 2023, the Company paid off this loan in full.
[7]	On January 11, 2023, Fly E-Bike, Inc. obtained a seven-month short-term loan of $250,000 from Xuper Funding with annual interest rate of 136%. On May 1, 2023, the Company paid off this loan in full.
[8]	On August 24, 2022, Universe King Corp. obtained a five-year long-term loan of $63,674 from Leaf Capital Funding, LLC with an annual interest rate of 7.0%. The collateral provided included the Fuso trucks, whether now owned or hereafter acquired by Universe King Corp., and together with all accessories, accessions, attachments thereto, and all other substitutions, renewals, replacements and improvements and all proceeds of the foregoing. As of December 31, 2024, the outstanding balance is $40,845. From January 1 to February 19, 2025, the Company paid $2,523 on principal and interest of the loan.
[9]	On August 24, 2022, Universe King Corp. obtained a five-year long-term loan of $63,674 from Leaf Capital Funding, LLC with an annual interest rate of 7.0%. The collateral provided included the Fuso trucks, whether now owned or hereafter acquired by Universe King Corp., and together with all accessories, accessions, attachments thereto, and all other substitutions, renewals, replacements and improvements and all proceeds of the foregoing. From April 1 to June 26, 2024, the Company paid $3,785 on principal and interest of the loan.
[10]	On January 3, 2023, Fly E-Bike, Inc. obtained a one-year and three-month long-term loan of $100,000 from Sinoelite Corp with no interest. On April 25, 2024, the Company paid off this loan in full.
[11]	On January 3, 2023, Fly E-Bike, Inc. obtained a one-year and three-month long-term loan of $100,000 from Sinoelite Corp with no interest. On April 25, 2024, the Company paid off this loan in full.
[12]	On June 12, 2023, Flyebikemiami Inc obtained a four-year long-term loan of $34,974 from AutoNation Honda Miami Lakes with an annual interest rate of 3.98%. The collateral provided was the Honda vehicle purchased by Flyebikemiami Inc. As of December 31, 2024, the outstanding balance is $24,635. From January 1 to February 19, 2025, the Company paid $1,579 on principal and interest of the loan.
[13]	On June 12, 2023, Flyebikemiami Inc obtained a four-year long-term loan of $34,974 from AutoNation Honda Miami Lakes with an annual interest rate of 3.98%. The collateral provided was the Honda vehicle purchased by Flyebikemiami Inc. From April 1 to June 26, 2024, the Company paid $1,579 on principal and interest of the loan.
[14]	On September 20, 2023, Fly-E Group, Inc obtained a line of credit of $1,000,000 from Bank of Hope with a floating annual interest rate, currently at 8.5%. On the same date, the Company withdrew $391,226 from Bank of Hope to pay off the loan balance with Flushing Bank as of September 15, 2023. On September 22, 2023 and December 12, 2023, the Company withdrew $400,000 and $205,000, respectively, from Bank of Hope to support its business operations. Mr. Zhou Ou, the Company’s Chief Executive Officer, and Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Fly-E Group pledged to Bank of Hope the following items: inventory, chattel paper, accounts, equipment, and general intangibles of first 29 incorporated subsidiaries of the Company. On August 9, 2024, the Company paid off this loan in full.
[15]	On September 20, 2023, Fly-E Group, Inc obtained a line of credit of $1,000,000 from Bank of Hope with a floating annual interest rate, currently at 8.5%. On the same date, the Company withdrew $391,226 from Bank of Hope to pay off the loan balance with Flushing Bank as of September 15, 2023. On September 22, 2023 and December 12, 2023, the Company withdrew $400,000 and $205,000, respectively, from Bank of Hope to support its business operations. Mr. Zhou Ou, the Company’s Chief Executive Officer, and Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Fly-E Group pledged to Bank of Hope the following items: inventory, chattel paper, accounts, equipment, and general intangibles of first 29 incorporated subsidiaries of the Company.